LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Details Textual) (USD $)		12 Months Ended	3 Months Ended	12 Months Ended			36 Months Ended
	Jul. 31, 2012	Dec. 31, 1996 Jamaica, New York Property 1996 [Member]	Oct. 31, 2011 Jamaica, New York Property 2000 [Member]	Dec. 31, 2000 Jamaica, New York Property 2000 [Member]	Jul. 31, 2005 Fishkill, New York Property [Member]	Jul. 31, 2005 Bond St. Building, Brooklyn, N Y [Member]	Jul. 31, 2008 Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Construction Of Two New Elevators [Member] Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Permanent Subordinate Mortgage [Member] Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Multiple Successively Subordinate Loans [Member] Bond St. Building, Brooklyn, N Y [Member]
Closed Bank Liabilities		$ 4,000,000		$ 3,500,000		$ 12,000,000
Repayments Of Secured Debt		1,036,602	2,090,493
Debt Instrument, Convertible, Terms Of Conversion Feature					On August 19, 2004 the Company extended the then existing loan for forty-two (42) months, with an option to convert the loan to a seven (7) year permanent mortgage loan.
Percentage Of Cost Of Capital Improvements On Loan Financed						75.00%
Secured Debt									850,000	1,870,000	8,295,274
Long Term Debt Refinanced Amount								1,834,726
Additional Mortgage Loans For Capital Improvements						2,820,000	916,670
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	158,662
Long-Term Debt, Maturities, Repayments Of Principal In Year Two	170,262
Long-Term Debt, Maturities, Repayments Of Principal In Year Three	5,421,335
Collateralized Debt	$ 22,732,225